UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21574
Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
May 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report November 30, 2010

EATON VANCE FLOATING-RATE INCOME TRUST

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. The Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Scott H. Page, CFA
Co-Portfolio Manager

Ralph H. Hinckley, Jr., CFA
Co-Portfolio Manager
•	The bank loan market generated positive returns and remained generally healthy, if not as robust as earlier in 2010, during the six-month period ending November 30, 2010. Despite a negative return in the May-June period that was driven primarily by concerns over the European debt crisis, the floating-rate loan market regained strength for the remainder of the period. The S&P/LSTA Leveraged Loan Index[1] (the Index), had a total return of 4.81% for the six-month period.
•	The market’s recovery was driven by stronger demand and greater liquidity in the marketplace, along with improved corporate fundamentals. As a result, investors in search of yield began to take on incremental credit risk once again, evidenced by improved inflows into high-yield bond and bank loan mutual funds. These greater inflows led to more robust demand in the secondary market, as well as increased refinancing activity, bond-for-loan takeouts, and a general improvement in the overall tone of the market—all of which contributed to tighter credit spreads and higher prices for bank loans. Importantly, and in contrast to other fixed-income sectors, bank loan credit spreads remained above their historical average levels over the London Interbank Offered Rate (LIBOR).
•	Bank loan issuer fundamentals, which have been improving for the past several quarters, continued this trend into the latter months of the period. Corporate operating earnings growth improved in the second and third quarters of 2010, while ratings downgrades and new defaults diminished to more modest levels.
Management Discussion
•	Eaton Vance Floating-Rate Income Trust (the Trust) is a closed-end fund and trades on the New York Stock Exchange (NYSE) under the symbol EFT. The Trust’s investment objective is to provide a high level of current income. As a secondary objective, it will also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (senior loans). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market. The Trust may also invest in second-lien loans and high-yield bonds, and, as discussed below, may employ leverage, which may increase risk.
•	As of November 30, 2010, the Trust’s investments included senior loans to 376 borrowers spanning 38 industries, with an average loan representing 0.23% of total investments, and no industry constituting more than 11.5% of total investments. Health care, business equipment and services, and cable and satellite television were the top three industry weightings.
Total Return Performance 5/31/10 — 11/30/10

NYSE Symbol		EFT

At Net Asset Value (NAV)[2]		7.28%
At Market Price[2]		16.73%
S&P/LSTA Leveraged Loan Index[1]		4.81%

Premium/(Discount) to NAV (11/30/10)		4.93%
Total Distributions per common share		$0.513
Distribution Rate[3]	At NAV	6.77%
	At Market Price	6.45%
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s total return does not reflect the effect of leverage.

[2]	Six-month returns are cumulative. Performance results reflect the effects of Auction Preferred Shares (APS) and debt financing, which are forms of leverage. Absent a fee reduction by the investment adviser of the Trust, the returns would be lower.

[3]	The Distribution Rate is based on the Trust’s last regular distribution per share in the period (annualized) divided by the Trust’s NAV or market price at the end of the period. The Trust’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010
INVESTMENT UPDATE
•	Management’s use of leverage was a significant factor in the Trust’s outperformance of its benchmark (the Index) during the period. The Trust’s loans acquired with borrowings were bolstered by generally strong conditions in the credit markets during the period. As of November 30, 2010, the Trust employed leverage of 35.5% of total assets—8.9% from APS and 26.6% from borrowings.[1] Use of leverage creates an opportunity for income, but at the same time creates special risks (including the likelihood of greater volatility of NAV and market price of common shares).
•	The Trust continued to maintain smaller allocations to very large, lower-quality loans—notably, some significant issues that came to market in 2007—than did the Index. This underweighting detracted from performance during the period, because the price of these issues rallied more than the overall market as investors sought higher discount opportunities. The Trust’s modestly lower allocation to B-rated loans, which rallied the most after the May/June volatility, also detracted from relative performance.[2] However, the Trust’s investments in European loans contributed positively to its performance during the period.
•	We continue to believe that the Trust is well positioned for the current market environment. The Trust invests broadly across the floating-rate loan market, providing shareholders with diversified exposure to the asset class.[3] The cornerstones of the Trust’s investment approach have always been—and continue to be—bottom-up credit research and dedication to diversification.

[1]	APS percentage represents the liquidation value of the Trust’s APS outstanding at 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and borrowings outstanding. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its APS and borrowings.

[2]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[3]	Diversification cannot assure a profit or eliminate the risk of loss.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010
TRUST PERFORMANCE
Portfolio Composition

Top 10 Holdings[1]

By total investments

SunGard Data Systems, Inc.	1.3%
Community Health Systems, Inc.	1.1
Intelsat Corp.	1.1
Aramark Corp.	1.1
UPC Broadband Holding B.V.	1.1
Charter Communications Operating, LLC	1.0
HCA, Inc.	1.0
Rite Aid Corp.	1.0
Health Management Associates, Inc.	1.0
Nielsen Finance, LLC	0.9

[1]	Top 10 Holdings represented 10.6% of the Trust’s total investments as of 11/30/10.

Top Five Industries[2]

By total investments

Health Care	11.5%
Business Equipment and Services	8.1
Cable and Satellite Television	6.6
Leisure Goods/Activities/Movies	4.9
Publishing	4.7

[2]	Industries are shown as a percentage of the Trust’s total investments as of 11/30/10.

Credit Quality Ratings for
Total Loan Investments[3]

By total loan investments

Baa	2.4%
Ba	50.6
B	34.4
Caa	0.1
Ca	3.0
Defaulted	0.7
Non-Rated	8.8

[3]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Trust Performance[4]
NYSE Symbol	EFT

Average Annual Total Return (by market price, NYSE)

Six Months	16.73%
One Year	32.33
Five Years	7.55
Life of Trust (6/29/04)	5.43

Average Annual Total Return (at net asset value)
Six Months	7.28%
One Year	18.44
Five Years	4.46
Life of Trust (6/29/04)	4.65

[4]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Performance results reflect the effects of APS and debt financing, which are forms of leverage. Absent a fee reduction by the investment adviser of the Trust, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 139.4%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 3.1%

Booz Allen Hamilton, Inc.
	546	Term Loan, 6.00%, Maturing July 31, 2015	$548,741
DAE Aviation Holdings, Inc.
	934	Term Loan, 4.04%, Maturing July 31, 2014	894,774
	965	Term Loan, 4.04%, Maturing July 31, 2014	924,042
Delos Aircraft, Inc.
	700	Term Loan, 7.00%, Maturing March 17, 2016	713,375
Doncasters (Dunde HoldCo 4 Ltd.)
	435	Term Loan, 4.26%, Maturing July 13, 2015	384,708
	435	Term Loan, 4.76%, Maturing July 13, 2015	384,709
GBP	550	Term Loan - Second Lien, 6.58%, Maturing January 13, 2016	675,843
DynCorp International, LLC
	1,000	Term Loan, 6.25%, Maturing July 5, 2016	1,009,369
Evergreen International Aviation
	967	Term Loan, 10.50%, Maturing October 31, 2011(2)	949,650
Hawker Beechcraft Acquisition
	4,407	Term Loan, 2.27%, Maturing March 26, 2014	3,758,261
	263	Term Loan, 2.29%, Maturing March 26, 2014	224,687
IAP Worldwide Services, Inc.
	914	Term Loan, 8.25%, Maturing December 30, 2012(2)	899,394
International Lease Finance Co.
	950	Term Loan, 6.75%, Maturing March 17, 2015	966,286
Spirit Aerosystems, Inc.
	1,250	Term Loan, 3.54%, Maturing September 30, 2016	1,254,110
TransDigm, Inc.
	1,800	Term Loan, 2.27%, Maturing June 23, 2013	1,791,675
Triumph Group, Inc.
	648	Term Loan, 4.50%, Maturing June 16, 2016	653,035
Wesco Aircraft Hardware Corp.
	1,122	Term Loan, 2.51%, Maturing September 30, 2013	1,121,324
Wyle Laboratories, Inc.
	997	Term Loan, 7.75%, Maturing March 25, 2016	1,002,485

			$18,156,468

Air Transport — 0.1%

Delta Air Lines, Inc.
	742	Term Loan, 2.28%, Maturing April 30, 2012	$727,810

			$727,810

Automotive — 6.1%

Adesa, Inc.
	3,921	Term Loan, 3.01%, Maturing October 18, 2013	$3,904,194
Allison Transmission, Inc.
	3,818	Term Loan, 3.03%, Maturing August 7, 2014	3,694,816
Autotrader.com, Inc.
	1,250	Term Loan, 6.00%, Maturing June 14, 2016	1,257,031
Dayco Products, LLC
	460	Term Loan, 10.50%, Maturing May 13, 2014	459,181
	72	Term Loan, 12.50%, Maturing November 13, 2014(2)	71,005
Federal-Mogul Corp.
	3,609	Term Loan, 2.19%, Maturing December 29, 2014	3,265,011
	2,241	Term Loan, 2.19%, Maturing December 28, 2015	2,026,796
Ford Motor Co.
	4,071	Term Loan, 3.04%, Maturing December 16, 2013	4,038,002
	1,000	Term Loan, Maturing December 16, 2013(3)	990,938
Goodyear Tire & Rubber Co.
	7,175	Term Loan - Second Lien, 2.21%, Maturing April 30, 2014	6,974,695
HHI Holdings, LLC
	975	Term Loan, 9.75%, Maturing March 30, 2015	994,500
Keystone Automotive Operations, Inc.
	1,403	Term Loan, 3.77%, Maturing January 12, 2012	1,262,907
LKQ Corp. U.S.
	1,044	Term Loan, 2.50%, Maturing October 12, 2013	1,046,477
Metaldyne, LLC
	1,025	Term Loan, 7.75%, Maturing October 28, 2016	1,037,812
TI Automotive
	1,000	Term Loan, 9.50%, Maturing July 1, 2016	1,012,500
TriMas Corp.
	88	Term Loan, 6.00%, Maturing August 2, 2011	88,156
	2,067	Term Loan, 6.00%, Maturing December 15, 2015	2,082,119
United Components, Inc.
	1,075	Term Loan, 6.25%, Maturing March 23, 2017	1,087,631

			$35,293,771

Beverage and Tobacco — 0.4%

Green Mountain Coffee Roasters
	1,225	Term Loan, Maturing November 23, 2016(3)	$1,233,422
Van Houtte, Inc.
	113	Term Loan, 2.79%, Maturing July 19, 2014	111,529
	825	Term Loan, 2.79%, Maturing July 19, 2014	817,883

			$2,162,834

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development — 2.0%

Armstrong World Industries, Inc.
	750	Term Loan, Maturing May 23, 2017(3)	$755,938
Beacon Sales Acquisition, Inc.
	1,173	Term Loan, 2.28%, Maturing September 30, 2013	1,117,720
Brickman Group Holdings, Inc.
	1,325	Term Loan, 7.25%, Maturing October 14, 2016	1,338,250
Forestar USA Real Estate Group, Inc.
	268	Revolving Loan, 1.25%, Maturing August 6, 2013(4)	251,954
	2,457	Term Loan, 6.50%, Maturing August 6, 2015	2,407,767
Metroflag BP, LLC
	500	Term Loan - Second Lien, 0.00%, Maturing July 6, 2009(5)(6)	0
NCI Building Systems, Inc.
	173	Term Loan, 8.00%, Maturing April 18, 2014	168,349
November 2005 Land Investors, LLC
	305	Term Loan, 0.00%, Maturing March 31, 2011(6)(7)	64,017
Panolam Industries Holdings, Inc.
	1,677	Term Loan, 8.25%, Maturing December 31, 2013	1,542,460
RE/MAX International, Inc.
	2,164	Term Loan, 5.50%, Maturing April 15, 2016	2,177,651
Realogy Corp.
	160	Term Loan, 3.26%, Maturing October 10, 2013	148,126
	668	Term Loan, 3.29%, Maturing October 10, 2013	617,955
South Edge, LLC
	1,644	Term Loan, 0.00%, Maturing October 31, 2009(5)(6)	780,781

			$11,370,968

Business Equipment and Services — 12.1%

Activant Solutions, Inc.
	125	Term Loan, 2.81%, Maturing May 1, 2013	$122,822
	226	Term Loan, 2.31%, Maturing May 2, 2013	222,887
	2,098	Term Loan, 4.81%, Maturing February 2, 2016	2,093,182
Acxiom Corp.
	1,221	Term Loan, 3.29%, Maturing March 15, 2015	1,227,105
Advantage Sales & Marketing, Inc.
	2,363	Term Loan, 5.00%, Maturing May 5, 2016	2,366,079
Affinion Group, Inc.
	4,154	Term Loan, 5.00%, Maturing October 10, 2016	4,136,815
Allied Barton Security Services
	1,068	Term Loan, 7.75%, Maturing February 18, 2015	1,074,819
Dealer Computer Services, Inc.
	1,863	Term Loan, 5.25%, Maturing April 21, 2017	1,869,984
Education Management, LLC
	3,771	Term Loan, 2.06%, Maturing June 3, 2013	3,680,381
Fifth Third Processing Solution
	1,025	Term Loan, Maturing November 1, 2016(3)	1,031,919
First American Corp.
	1,047	Term Loan, 4.75%, Maturing April 12, 2016	1,054,576
Infogroup, Inc.
	823	Term Loan, 6.25%, Maturing July 1, 2016	829,110
iPayment, Inc.
	2,334	Term Loan, 2.28%, Maturing May 10, 2013	2,240,614
Kronos, Inc.
	1,150	Term Loan, 2.04%, Maturing June 11, 2014	1,124,671
Language Line, Inc.
	2,184	Term Loan, 5.50%, Maturing November 4, 2015	2,168,488
Mitchell International, Inc.
	972	Term Loan, 2.31%, Maturing March 28, 2014	908,486
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	880,625
NE Customer Service
	1,890	Term Loan, 6.00%, Maturing March 23, 2016	1,880,316
Protection One Alarm Monitor, Inc.
	1,940	Term Loan, 6.00%, Maturing May 16, 2016	1,939,678
Quantum Corp.
	196	Term Loan, 3.77%, Maturing July 14, 2014	192,162
Quintiles Transnational Corp.
	984	Term Loan, 2.29%, Maturing March 29, 2013	972,191
	1,875	Term Loan - Second Lien, 4.29%, Maturing March 31, 2014	1,860,938
Sabre, Inc.
	7,310	Term Loan, 2.27%, Maturing September 30, 2014	6,855,119
Safenet, Inc.
	1,985	Term Loan, 2.75%, Maturing April 12, 2014	1,910,192
Serena Software, Inc.
	991	Term Loan, 2.29%, Maturing March 10, 2013	966,440
Sitel (Client Logic)
	1,790	Term Loan, 5.79%, Maturing January 30, 2014	1,669,214
Solera Holdings, LLC
EUR	820	Term Loan, 2.69%, Maturing May 16, 2014	1,053,752
SunGard Data Systems, Inc.
	2,230	Term Loan, 2.00%, Maturing February 28, 2014	2,179,701
	10,188	Term Loan, 3.91%, Maturing February 26, 2016	10,114,438
TransUnion, LLC
	2,170	Term Loan, 6.75%, Maturing June 15, 2017	2,200,479
Travelport, LLC
	584	Term Loan, 4.79%, Maturing August 21, 2015	562,652
	975	Term Loan, 4.96%, Maturing August 21, 2015	939,230
	3,218	Term Loan, 4.96%, Maturing August 21, 2015	3,100,443
EUR	1,054	Term Loan, 5.33%, Maturing August 21, 2015	1,335,940
West Corp.
	309	Term Loan, 2.63%, Maturing October 24, 2013	306,055
	759	Term Loan, 4.50%, Maturing July 15, 2016	761,278

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

	2,156	Term Loan, 4.50%, Maturing July 15, 2016	$2,157,309

			$69,990,090

Cable and Satellite Television — 10.0%

Atlantic Broadband Finance, LLC
	1,650	Term Loan, Maturing November 27, 2015(3)	$1,660,312
Bragg Communications, Inc.
	2,051	Term Loan, 2.79%, Maturing August 31, 2014	2,012,630
Bresnan Broadband Holdings, LLC
	542	Term Loan, 2.26%, Maturing June 30, 2013	539,149
Casema NV
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing March 14, 2016	1,290,633
Cequel Communications, LLC
	2,146	Term Loan, 2.25%, Maturing November 5, 2013	2,127,683
Charter Communications Operating, LLC
	9,399	Term Loan, 2.26%, Maturing March 6, 2014	9,216,653
CSC Holdings, Inc.
	3,778	Term Loan, 2.00%, Maturing March 29, 2016	3,754,874
Foxco Acquisition Sub., LLC
	1,628	Term Loan, 7.50%, Maturing July 14, 2015	1,611,394
Insight Midwest Holdings, LLC
	3,677	Term Loan, 2.01%, Maturing April 7, 2014	3,568,786
MCC Iowa, LLC
	3,812	Term Loan, 2.00%, Maturing January 31, 2015	3,678,453
Mediacom Broadband, LLC
	1,671	Term Loan, 4.50%, Maturing October 23, 2017	1,661,067
Mediacom Illinois, LLC
	3,944	Term Loan, 2.00%, Maturing January 31, 2015	3,774,341
	990	Term Loan, 5.50%, Maturing March 31, 2017	985,050
Mediacom, LLC
	923	Term Loan, 4.50%, Maturing October 23, 2017	905,387
ProSiebenSat.1 Media AG
EUR	93	Term Loan, 2.54%, Maturing July 2, 2014	110,335
EUR	904	Term Loan, 2.54%, Maturing July 2, 2014	1,077,798
EUR	410	Term Loan, 3.52%, Maturing March 6, 2015	432,504
EUR	3,144	Term Loan, 2.91%, Maturing June 26, 2015	3,775,977
EUR	140	Term Loan, 2.91%, Maturing July 3, 2015	168,446
EUR	410	Term Loan, 3.77%, Maturing March 4, 2016	432,504
EUR	428	Term Loan, 8.14%, Maturing March 6, 2017(2)	416,696
EUR	565	Term Loan - Second Lien, 4.89%, Maturing September 2, 2016	555,253
UPC Broadband Holding B.V.
	1,765	Term Loan, 4.25%, Maturing December 30, 2016	1,739,786
EUR	2,614	Term Loan, 4.60%, Maturing December 31, 2016	3,178,073
	1,410	Term Loan, 4.25%, Maturing December 29, 2017	1,387,113
EUR	2,886	Term Loan, 4.85%, Maturing December 31, 2017	3,523,992
Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.28%, Maturing June 30, 2015	1,545,728
GBP	1,000	Term Loan, 4.78%, Maturing December 31, 2015	1,542,811
YPSO Holding SA
EUR	211	Term Loan, 4.66%, Maturing June 16, 2014(2)	214,202
EUR	252	Term Loan, 4.66%, Maturing June 16, 2014(2)	255,539
EUR	547	Term Loan, 4.66%, Maturing June 16, 2014(2)	555,046

			$57,698,215

Chemicals and Plastics — 7.0%

Arizona Chemical, Inc.
	625	Term Loan, Maturing November 18, 2016(3)	$630,078
Brenntag Holding GmbH and Co. KG
	1,729	Term Loan, 3.76%, Maturing January 20, 2014	1,739,891
	255	Term Loan, 3.78%, Maturing January 20, 2014	256,462
	1,600	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	1,611,333
Celanese Holdings, LLC
	1,555	Term Loan, 3.50%, Maturing April 2, 2014	1,550,559
	1,804	Term Loan, 3.29%, Maturing October 31, 2016	1,813,634
Hexion Specialty Chemicals, Inc.
	484	Term Loan, 4.06%, Maturing May 5, 2015	469,238
	854	Term Loan, 4.06%, Maturing May 5, 2015	832,004
	1,918	Term Loan, 4.06%, Maturing May 5, 2015	1,869,122
Huntsman International, LLC
	2,136	Term Loan, 1.78%, Maturing April 21, 2014	2,080,254
	855	Term Loan, 2.52%, Maturing June 30, 2016	839,617
INEOS Group
	2,962	Term Loan, 7.50%, Maturing December 16, 2013	3,010,629
	2,868	Term Loan, 8.00%, Maturing December 16, 2014	2,915,045
EUR	1,250	Term Loan, 9.00%, Maturing December 16, 2015	1,614,113
ISP Chemco, Inc.
	1,418	Term Loan, 1.81%, Maturing June 4, 2014	1,391,704
Kraton Polymers, LLC
	1,629	Term Loan, 2.31%, Maturing May 13, 2013	1,604,106
Lyondell Chemical Co.
	748	Term Loan, 5.50%, Maturing April 8, 2016	750,532
MacDermid, Inc.
EUR	687	Term Loan, 3.01%, Maturing April 11, 2014	828,597
	517	Term Loan, 2.25%, Maturing April 12, 2014	492,579
Millenium Inorganic Chemicals
	1,353	Term Loan, 2.54%, Maturing May 15, 2014	1,325,174
Momentive Performance Material
	1,781	Term Loan, 2.56%, Maturing December 4, 2013	1,726,953

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Nalco Co.
	1,575	Term Loan, 4.50%, Maturing October 5, 2017	$1,589,766
Omnova Solutions, Inc.
	1,000	Term Loan, Maturing April 12, 2017(3)	1,008,750
Rockwood Specialties Group, Inc.
	3,450	Term Loan, 6.00%, Maturing May 15, 2014	3,476,293
Schoeller Arca Systems Holding
EUR	72	Term Loan, 5.24%, Maturing November 16, 2015	70,584
EUR	206	Term Loan, 5.24%, Maturing November 16, 2015	201,247
EUR	222	Term Loan, 5.24%, Maturing November 16, 2015	216,561
Solutia, Inc.
	2,711	Term Loan, 4.50%, Maturing March 17, 2017	2,730,516
Styron S.A.R.L.
	1,753	Term Loan, 7.50%, Maturing June 17, 2016	1,781,296

			$40,426,637

Clothing / Textiles — 0.2%

Phillips-Van Heusen Corp.
	1,183	Term Loan, 4.75%, Maturing May 6, 2016	$1,198,593

			$1,198,593

Conglomerates — 3.5%

Gentek
	675	Term Loan, 6.75%, Maturing October 6, 2015	$685,125
Goodman Global Holdings, Inc.
	2,050	Term Loan, 5.75%, Maturing October 28, 2016	2,070,119
Jarden Corp.
	2,146	Term Loan, 3.54%, Maturing January 26, 2015	2,163,029
Manitowoc Company, Inc. (The)
	1,372	Term Loan, 8.00%, Maturing November 6, 2014	1,392,278
Polymer Group, Inc.
	2,132	Term Loan, 7.00%, Maturing November 24, 2014	2,131,877
RBS Global, Inc.
	337	Term Loan, 2.56%, Maturing July 19, 2013	327,892
	4,425	Term Loan, 2.81%, Maturing July 19, 2013	4,355,860
RGIS Holdings, LLC
	2,674	Term Loan, 2.77%, Maturing April 30, 2014	2,480,424
	134	Term Loan, 2.79%, Maturing April 30, 2014	124,021
Service Master Co.
	181	Term Loan, 2.76%, Maturing July 24, 2014	171,838
	1,819	Term Loan, 2.77%, Maturing July 24, 2014	1,725,538
US Investigations Services, Inc.
	987	Term Loan, 3.29%, Maturing February 21, 2015	931,712
	923	Term Loan, 7.75%, Maturing February 21, 2015	927,301
Vertrue, Inc.
	899	Term Loan, 3.29%, Maturing August 16, 2014	770,957

			$20,257,971

Containers and Glass Products — 3.8%

Berry Plastics Corp.
	1,871	Term Loan, 2.28%, Maturing April 3, 2015	$1,762,479
BWAY Corp.
	889	Term Loan, 5.52%, Maturing June 16, 2017	896,425
	83	Term Loan, 5.56%, Maturing June 16, 2017	84,040
Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	871,250
Graham Packaging Holdings Co.
	2,811	Term Loan, 6.75%, Maturing April 5, 2014	2,839,114
	1,250	Term Loan, 6.00%, Maturing September 23, 2016	1,264,323
Graphic Packaging International, Inc.
	2,247	Term Loan, 2.29%, Maturing May 16, 2014	2,214,596
	1,293	Term Loan, 3.04%, Maturing May 16, 2014	1,286,816
JSG Acquisitions
	1,325	Term Loan, 3.66%, Maturing December 31, 2014	1,312,633
Pelican Products, Inc.
	875	Term Loan, Maturing November 23, 2016(3)	880,469
Reynolds Group Holdings, Inc.
	1,019	Term Loan, 6.25%, Maturing May 5, 2016	1,027,931
	1,350	Term Loan, 6.50%, Maturing May 5, 2016	1,362,559
	2,024	Term Loan, 6.75%, Maturing May 5, 2016	2,046,175
Smurfit Kappa Acquisitions
	1,325	Term Loan, 3.41%, Maturing December 31, 2014	1,312,633
Smurfit-Stone Container Corp.
	2,693	Term Loan, 6.75%, Maturing July 15, 2016	2,731,615

			$21,893,058

Cosmetics / Toiletries — 1.5%

Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, 3.56%, Maturing July 5, 2015	$1,403,793
EUR	1,000	Term Loan, 3.68%, Maturing July 5, 2015	1,201,624
Bausch & Lomb, Inc.
	682	Term Loan, 3.51%, Maturing April 24, 2015	672,194
	2,813	Term Loan, 3.53%, Maturing April 24, 2015	2,771,908
KIK Custom Products, Inc.
	1,075	Term Loan - Second Lien, 5.29%, Maturing November 30, 2014	731,000

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cosmetics / Toiletries (continued)

Prestige Brands, Inc.
	1,940	Term Loan, 4.75%, Maturing March 24, 2016	$1,957,952

			$8,738,471

Drugs — 0.8%

Graceway Pharmaceuticals, LLC
	1,363	Term Loan, 5.01%, Maturing May 3, 2012	$681,607
	294	Term Loan, 10.01%, Maturing November 3, 2013(2)(6)	7,357
	1,500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(7)	172,500
Pharmaceutical Holdings Corp.
	139	Term Loan, 4.54%, Maturing January 30, 2012	137,166
Warner Chilcott Corp.
	756	Term Loan, 6.00%, Maturing October 30, 2014	757,914
	365	Term Loan, 6.25%, Maturing April 30, 2015	368,229
	608	Term Loan, 6.25%, Maturing April 30, 2015	613,168
	509	Term Loan, 6.50%, Maturing February 22, 2016	514,391
	1,566	Term Loan, 6.50%, Maturing February 22, 2016	1,583,187

			$4,835,519

Ecological Services and Equipment — 1.7%

Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.04%, Maturing September 30, 2014	$622,180
Hilex Poly Co.
	1,000	Term Loan, 11.25%, Maturing November 16, 2015	985,000
Kemble Water Structure, Ltd.
GBP	4,500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	6,661,215
Sensus Metering Systems, Inc.
	1,684	Term Loan, 7.00%, Maturing June 3, 2013	1,694,620

			$9,963,015

Electronics / Electrical — 4.9%

Aspect Software, Inc.
	2,788	Term Loan, 6.25%, Maturing April 19, 2016	$2,783,845
Christie/Aix, Inc.
	790	Term Loan, 5.25%, Maturing April 29, 2016	782,593
FCI International S.A.S.
	175	Term Loan, 3.66%, Maturing November 1, 2013	166,854
	181	Term Loan, 3.66%, Maturing November 1, 2013	173,314
	175	Term Loan, 3.66%, Maturing October 31, 2014	166,854
	181	Term Loan, 3.66%, Maturing October 31, 2014	173,315
Freescale Semiconductor, Inc.
	3,784	Term Loan, 4.50%, Maturing December 1, 2016	3,572,627
Infor Enterprise Solutions Holdings
	500	Term Loan, 5.76%, Maturing March 2, 2014(6)	345,000
	1,462	Term Loan, 5.01%, Maturing July 28, 2015	1,337,928
	1,639	Term Loan, 6.01%, Maturing July 28, 2015	1,552,696
	3,141	Term Loan, 6.01%, Maturing July 28, 2015	2,961,866
	183	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	131,542
	317	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	226,100
Network Solutions, LLC
	555	Term Loan, 2.52%, Maturing March 7, 2014	528,070
Open Solutions, Inc.
	2,875	Term Loan, 2.42%, Maturing January 23, 2014	2,434,686
Sensata Technologies Finance Co.
	3,747	Term Loan, 2.04%, Maturing April 26, 2013	3,634,357
Shield Finance Co. S.A.R.L.
	968	Term Loan, 7.75%, Maturing June 15, 2016	967,687
Spansion, LLC
	559	Term Loan, 6.50%, Maturing January 8, 2015	566,437
Spectrum Brands, Inc.
	3,407	Term Loan, 8.00%, Maturing June 16, 2016	3,482,254
SS&C Technologies, Inc.
	599	Term Loan, 2.28%, Maturing November 23, 2012	595,994
VeriFone, Inc.
	752	Term Loan, 3.01%, Maturing October 31, 2013	748,489
Vertafore, Inc.
	1,122	Term Loan, 6.75%, Maturing July 29, 2016	1,128,360

			$28,460,868

Equipment Leasing — 0.5%

Hertz Corp.
	2,397	Term Loan, 2.01%, Maturing December 21, 2012	$2,376,362
	444	Term Loan, 2.03%, Maturing December 21, 2012	440,586

			$2,816,948

Farming / Agriculture — 0.6%

CF Industries, Inc.
	1,542	Term Loan, 4.50%, Maturing April 6, 2015	$1,552,326
WM. Bolthouse Farms, Inc.
	1,775	Term Loan, 5.50%, Maturing February 11, 2016	1,783,141

			$3,335,467

Financial Intermediaries — 4.8%

Citco III, Ltd.
	3,012	Term Loan, 4.75%, Maturing June 30, 2014	2,929,001

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Fidelity National Information Services, Inc.
	2,750	Term Loan, 5.25%, Maturing July 18, 2016	$2,784,119
First Data Corp.
	500	Term Loan, 3.00%, Maturing September 24, 2014	452,756
	951	Term Loan, 3.00%, Maturing September 24, 2014	859,457
	2,406	Term Loan, 3.00%, Maturing September 24, 2014	2,174,723
Grosvenor Capital Management
	1,397	Term Loan, 4.31%, Maturing December 5, 2016	1,379,418
Interactive Data Corp.
	1,646	Term Loan, 6.75%, Maturing January 27, 2017	1,672,785
Jupiter Asset Management Group
GBP	334	Term Loan, 4.33%, Maturing March 17, 2015	497,175
LPL Holdings, Inc.
	1,044	Term Loan, 2.04%, Maturing June 28, 2013	1,044,037
	3,288	Term Loan, 4.25%, Maturing June 25, 2015	3,308,251
	2,438	Term Loan, 5.25%, Maturing June 28, 2017	2,468,222
MSCI, Inc.
	3,706	Term Loan, 4.75%, Maturing June 1, 2016	3,729,540
Nuveen Investments, Inc.
	3,928	Term Loan, 3.29%, Maturing November 13, 2014	3,675,850
Oxford Acquisition III, Ltd.
	374	Term Loan, 2.04%, Maturing May 12, 2014	338,926
RJO Holdings Corp. (RJ O’Brien)
	995	Term Loan, 5.26%, Maturing July 12, 2014(2)	669,258

			$27,983,518

Food Products — 4.0%

Acosta, Inc.
	3,209	Term Loan, 2.51%, Maturing July 28, 2013	$3,167,943
American Seafoods Group, LLC
	798	Term Loan, 5.50%, Maturing May 7, 2015	799,662
Dean Foods Co.
	3,708	Term Loan, 1.79%, Maturing April 2, 2014	3,589,659
Dole Foods Company, Inc.
	1,826	Term Loan, 5.04%, Maturing March 2, 2017	1,840,189
	735	Term Loan, 5.06%, Maturing March 2, 2017	740,891
Michael Foods Holdings, Inc.
	823	Term Loan, 6.25%, Maturing June 29, 2016	833,224
Pierre Foods, Inc.
	1,400	Term Loan, 7.00%, Maturing September 30, 2016	1,391,834
Pinnacle Foods Finance, LLC
	7,425	Term Loan, 2.75%, Maturing April 2, 2014	7,250,816
Provimi Group SA
	220	Term Loan, 2.51%, Maturing June 28, 2015	209,040
	270	Term Loan, 2.51%, Maturing June 28, 2015	257,249
EUR	284	Term Loan, 3.05%, Maturing June 28, 2015	350,963
EUR	459	Term Loan, 3.05%, Maturing June 28, 2015	566,282
EUR	490	Term Loan, 3.05%, Maturing June 28, 2015	604,842
EUR	632	Term Loan, 3.05%, Maturing June 28, 2015	779,974
	178	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	154,760
EUR	29	Term Loan - Second Lien, 5.05%, Maturing December 28, 2016	32,771
EUR	397	Term Loan - Second Lien, 5.05%, Maturing December 28, 2016	448,823

			$23,018,922

Food Service — 5.4%

AFC Enterprises, Inc.
	323	Term Loan, 7.00%, Maturing May 11, 2013	$324,641
Aramark Corp.
	2,401	Term Loan, 2.16%, Maturing January 27, 2014	2,374,159
	194	Term Loan, 2.17%, Maturing January 27, 2014	191,483
GBP	1,203	Term Loan, 2.86%, Maturing January 27, 2014	1,791,866
	5,298	Term Loan, 3.54%, Maturing July 26, 2016	5,289,520
	348	Term Loan, 3.60%, Maturing July 26, 2016	347,865
Buffets, Inc.
	1,415	Term Loan, 12.00%, Maturing April 21, 2015(2)	1,314,145
	129	Term Loan, 7.39%, Maturing April 22, 2015(2)	99,517
Burger King Corp.
	5,200	Term Loan, 6.25%, Maturing October 19, 2016	5,276,591
CBRL Group, Inc.
	1,008	Term Loan, 1.79%, Maturing April 29, 2013	999,803
	644	Term Loan, 2.79%, Maturing April 27, 2016	639,337
Denny’s, Inc.
	850	Term Loan, 6.50%, Maturing September 20, 2016	855,312
DineEquity, Inc.
	2,196	Term Loan, 6.00%, Maturing October 19, 2017	2,229,950
Dunkin Brands, Inc.
	2,350	Term Loan, Maturing November 18, 2017(3)	2,375,704
NPC International, Inc.
	340	Term Loan, 2.03%, Maturing May 3, 2013	328,283
OSI Restaurant Partners, LLC
	316	Term Loan, 3.90%, Maturing June 14, 2013	296,839
	3,431	Term Loan, 2.63%, Maturing June 14, 2014	3,224,207
QCE Finance, LLC
	1,123	Term Loan, 5.06%, Maturing May 5, 2013	1,002,719
Sagittarius Restaurants, LLC
	669	Term Loan, 7.50%, Maturing May 18, 2015	669,926
Selecta
EUR	741	Term Loan - Second Lien, 5.04%, Maturing December 28, 2015	687,955

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

Wendy’s/Arby’s Restaurants, LLC
	998	Term Loan, 5.00%, Maturing May 24, 2017	$1,003,589

			$31,323,411

Food / Drug Retailers — 3.7%

General Nutrition Centers, Inc.
	5,647	Term Loan, 2.53%, Maturing September 16, 2013	$5,604,448
NBTY, Inc.
	2,375	Term Loan, 6.25%, Maturing October 2, 2017	2,408,072
Pantry, Inc. (The)
	247	Term Loan, 2.01%, Maturing May 15, 2014	236,994
	857	Term Loan, 2.01%, Maturing May 15, 2014	823,099
Rite Aid Corp.
	8,622	Term Loan, 2.01%, Maturing June 4, 2014	7,796,720
	1,176	Term Loan, 6.00%, Maturing June 4, 2014	1,164,608
Roundy’s Supermarkets, Inc.
	3,049	Term Loan, 7.00%, Maturing November 3, 2013	3,057,059

			$21,091,000

Forest Products — 1.4%

Georgia-Pacific Corp.
	1,917	Term Loan, 2.29%, Maturing December 20, 2012	$1,917,226
	4,303	Term Loan, 2.29%, Maturing December 21, 2012	4,302,691
	1,541	Term Loan, 3.54%, Maturing December 23, 2014	1,546,764

			$7,766,681

Health Care — 17.4%

1-800-Contacts, Inc.
	884	Term Loan, 7.70%, Maturing March 4, 2015	$881,342
Alliance Healthcare Services
	1,340	Term Loan, 5.50%, Maturing June 1, 2016	1,336,665
American Medical Systems
	43	Term Loan, 2.56%, Maturing July 20, 2012	42,456
Ardent Medical Services, Inc.
	1,269	Term Loan, 6.50%, Maturing September 15, 2015	1,263,868
Aveta Holdings, LLC
	686	Term Loan, 8.00%, Maturing April 14, 2015	673,351
	686	Term Loan, 8.00%, Maturing April 14, 2015	673,351
Biomet, Inc.
	6,877	Term Loan, 3.28%, Maturing March 25, 2015	6,820,776
Bright Horizons Family Solutions, Inc.
	1,051	Term Loan, 7.50%, Maturing May 28, 2015	1,056,066
Cardinal Health 409, Inc.
	2,370	Term Loan, 2.51%, Maturing April 10, 2014	2,243,956
Carestream Health, Inc.
	3,032	Term Loan, 2.26%, Maturing April 30, 2013	2,970,476
Carl Zeiss Vision Holding GmbH
	1,170	Term Loan, 1.78%, Maturing October 24, 2014	1,025,700
	130	Term Loan, 4.00%, Maturing September 30, 2019	96,200
CDRL MS, Inc.
	1,000	Term Loan, 6.75%, Maturing September 29, 2016	1,006,250
Community Health Systems, Inc.
	6,816	Term Loan, 2.54%, Maturing July 25, 2014	6,673,324
	350	Term Loan, 2.54%, Maturing July 25, 2014	343,124
	3,429	Term Loan, 3.79%, Maturing January 25, 2017	3,403,165
Concentra, Inc.
	740	Term Loan - Second Lien, 5.79%, Maturing June 25, 2015	733,219
ConMed Corp.
	491	Term Loan, 1.76%, Maturing April 12, 2013	461,853
ConvaTec Cidron
EUR	745	Term Loan, 5.10%, Maturing July 30, 2016	963,680
CRC Health Corp.
	520	Term Loan, 2.54%, Maturing February 6, 2013	499,084
	522	Term Loan, 2.54%, Maturing February 6, 2013	501,592
Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.04%, Maturing December 12, 2016	358,750
DaVita, Inc.
	3,400	Term Loan, 4.50%, Maturing October 20, 2016	3,417,694
DJO Finance, LLC
	722	Term Loan, 3.26%, Maturing May 20, 2014	708,703
Fresenius Medical Care Holdings
	2,815	Term Loan, 1.66%, Maturing March 31, 2013	2,789,637
Grifols SA
	2,400	Term Loan, Maturing October 15, 2016(3)	2,427,643
Hanger Orthopedic Group, Inc.
	790	Term Loan, 2.26%, Maturing May 28, 2013	793,399
	750	Term Loan, Maturing November 17, 2016(3)	746,250
Harvard Drug Group, LLC
	118	Term Loan, 6.50%, Maturing April 8, 2016	112,259
	857	Term Loan, 6.50%, Maturing April 8, 2016	816,429
HCA, Inc.
	2,690	Term Loan, 2.54%, Maturing November 18, 2013	2,640,168
	6,452	Term Loan, 3.54%, Maturing March 31, 2017	6,385,739
Health Management Associates, Inc.
	9,100	Term Loan, 2.04%, Maturing February 28, 2014	8,882,895
Iasis Healthcare, LLC
	154	Term Loan, 2.26%, Maturing March 14, 2014	150,043
	565	Term Loan, 2.26%, Maturing March 14, 2014	550,003
	1,631	Term Loan, 2.26%, Maturing March 14, 2014	1,589,091

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Ikaria Acquisition, Inc.
	975	Term Loan, 7.00%, Maturing May 16, 2016	$921,782
IM U.S. Holdings, LLC
	972	Term Loan, 2.27%, Maturing June 26, 2014	955,650
	700	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	681,187
IMS Health, Inc.
	1,436	Term Loan, 5.25%, Maturing February 26, 2016	1,452,300
inVentiv Health, Inc.
	923	Term Loan, 6.50%, Maturing August 4, 2016	929,320
Lifepoint Hospitals, Inc.
	2,251	Term Loan, 3.04%, Maturing April 15, 2015	2,253,660
MPT Operating Partnership, LP
	1,222	Term Loan, 5.00%, Maturing May 17, 2016	1,221,937
MultiPlan, Inc.
	2,954	Term Loan, 6.50%, Maturing August 26, 2017	2,971,847
Mylan, Inc.
	936	Term Loan, 3.56%, Maturing October 2, 2014	938,116
National Mentor Holdings, Inc.
	69	Term Loan, 2.15%, Maturing June 29, 2013	63,969
	1,107	Term Loan, 2.29%, Maturing June 29, 2013	1,032,514
National Renal Institutes, Inc.
	775	Term Loan, 9.00%, Maturing March 31, 2013	782,937
Nyco Holdings
EUR	472	Term Loan, 4.80%, Maturing December 29, 2014	573,676
EUR	471	Term Loan, 5.30%, Maturing December 29, 2015	573,535
Physiotherapy Associates, Inc.
	726	Term Loan, 7.50%, Maturing June 27, 2013	671,989
Prime Healthcare Services, Inc.
	2,637	Term Loan, 7.25%, Maturing April 22, 2015	2,544,464
RadNet Management, Inc.
	1,219	Term Loan, 5.75%, Maturing April 1, 2016	1,210,115
ReAble Therapeutics Finance, LLC
	2,638	Term Loan, 2.26%, Maturing November 16, 2013	2,595,519
RehabCare Group, Inc.
	837	Term Loan, 6.00%, Maturing November 24, 2015	842,762
Select Medical Holdings Corp.
	2,472	Term Loan, 4.04%, Maturing August 22, 2014	2,466,030
Skillsoft Corp.
	998	Term Loan, 6.50%, Maturing May 26, 2017	1,006,228
Sunrise Medical Holdings, Inc.
EUR	273	Term Loan, 6.75%, Maturing May 13, 2014	327,496
TZ Merger Sub., Inc. (TriZetto)
	723	Term Loan, 6.75%, Maturing August 4, 2015	723,956
Universal Health Services, Inc.
	2,575	Term Loan, 5.50%, Maturing November 15, 2016	2,607,860
Vanguard Health Holding Co., LLC
	1,791	Term Loan, 5.00%, Maturing January 29, 2016	1,802,019
VWR Funding, Inc.
	2,148	Term Loan, 2.76%, Maturing June 30, 2014	2,075,271

			$100,264,340

Home Furnishings — 0.7%

Hunter Fan Co.
	413	Term Loan, 2.76%, Maturing April 16, 2014	$364,901
National Bedding Co., LLC
	1,453	Term Loan, 2.31%, Maturing February 28, 2013	1,431,670
	2,050	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,003,875

			$3,800,446

Industrial Equipment — 4.2%

Alliance Laundry Systems, LLC
	1,000	Term Loan, 6.25%, Maturing September 23, 2016	$1,012,917
Brand Energy and Infrastructure Services, Inc.
	688	Term Loan, 2.56%, Maturing February 7, 2014	658,550
	830	Term Loan, 3.56%, Maturing February 7, 2014	803,662
Bucyrus International, Inc.
	1,453	Term Loan, 4.25%, Maturing February 19, 2016	1,462,804
Butterfly Wendel US, Inc.
	304	Term Loan, 3.54%, Maturing June 23, 2014	277,051
	304	Term Loan, 4.04%, Maturing June 22, 2015	276,961
EPD Holdings, (Goodyear Engineering Products)
	243	Term Loan, 2.76%, Maturing July 31, 2014	211,808
	1,696	Term Loan, 2.76%, Maturing July 31, 2014	1,478,841
	850	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	687,792
Excelitas Technologies Corp.
	1,000	Term Loan, Maturing November 23, 2016(3)	1,005,000
Generac Acquisition Corp.
	1,518	Term Loan, 2.79%, Maturing November 11, 2013	1,471,812
Gleason Corp.
	780	Term Loan, 2.05%, Maturing June 30, 2013	768,231
Jason, Inc.
	196	Term Loan, 8.25%, Maturing September 21, 2014	193,906
	77	Term Loan, 8.25%, Maturing September 21, 2014	75,743
John Maneely Co.
	4,311	Term Loan, 3.54%, Maturing December 9, 2013	4,215,163
KION Group GmbH
	1,016	Term Loan, 2.53%, Maturing December 23, 2014(2)	849,056
	1,017	Term Loan, 4.26%, Maturing December 23, 2015(2)	850,187

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Industrial Equipment (continued)

Pinafore, LLC
2,425	Term Loan, 6.75%, Maturing September 29, 2016	$2,457,776
Polypore, Inc.
4,639	Term Loan, 2.26%, Maturing July 3, 2014	4,555,290
Sequa Corp.
794	Term Loan, 3.54%, Maturing December 3, 2014	757,052

		$24,069,602

Insurance — 3.6%

Alliant Holdings I, Inc.
3,753	Term Loan, 3.29%, Maturing August 21, 2014	$3,677,717
AmWINS Group, Inc.
956	Term Loan, 2.80%, Maturing June 8, 2013	896,718
500	Term Loan - Second Lien, 5.80%, Maturing June 8, 2014	430,625
Applied Systems, Inc.
2,235	Term Loan, 2.76%, Maturing September 26, 2013	2,221,325
CCC Information Services Group, Inc.
1,607	Term Loan, 2.51%, Maturing February 10, 2013	1,571,129
Conseco, Inc.
3,925	Term Loan, 7.50%, Maturing October 10, 2013	3,927,140
Crawford & Company
1,279	Term Loan, 5.25%, Maturing October 30, 2013	1,260,985
Crump Group, Inc.
774	Term Loan, 3.26%, Maturing August 1, 2014	750,937
HUB International Holdings, Inc.
431	Term Loan, 2.79%, Maturing June 13, 2014	419,308
1,916	Term Loan, 2.79%, Maturing June 13, 2014	1,865,919
619	Term Loan, 6.75%, Maturing June 13, 2014	620,812
U.S.I. Holdings Corp.
3,348	Term Loan, 2.76%, Maturing May 5, 2014	3,175,361

		$20,817,976

Leisure Goods / Activities / Movies — 7.5%

24 Hour Fitness Worldwide, Inc.
998	Term Loan, 6.75%, Maturing April 22, 2016	$962,900
AMC Entertainment, Inc.
5,446	Term Loan, 1.75%, Maturing January 28, 2013	5,386,981
Bombardier Recreational Products
3,028	Term Loan, 3.27%, Maturing June 28, 2013	2,762,911
Carmike Cinemas, Inc.
2,650	Term Loan, 5.50%, Maturing January 27, 2016	2,665,514
Cedar Fair, L.P.
2,294	Term Loan, 5.50%, Maturing December 15, 2016	2,324,566
CFV I, LLC/Hicks Sports Group
92	Term Loan, 11.89%, Maturing January 1, 2011(2)(4)	96,273
Cinemark, Inc.
3,913	Term Loan, 3.54%, Maturing April 29, 2016	3,935,704
Club Corporation Operations, Inc.
725	Term Loan, Maturing November 9, 2016(3)	730,438
Dave & Buster’s, Inc.
995	Term Loan, 6.00%, Maturing June 1, 2016	995,000
Deluxe Entertainment Services
62	Term Loan, 6.25%, Maturing May 11, 2013	59,218
1,023	Term Loan, 6.25%, Maturing May 11, 2013	977,089
Fender Musical Instruments Corp.
571	Term Loan, 2.54%, Maturing June 9, 2014	525,276
288	Term Loan, 2.55%, Maturing June 9, 2014	265,355
Formula One (Alpha D2, Ltd.)
2,000	Term Loan - Second Lien, 3.76%, Maturing June 30, 2014	1,749,000
Metro-Goldwyn-Mayer Holdings, Inc.
3,655	Term Loan, 0.00%, Maturing April 9, 2012(7)	1,638,320
National CineMedia, LLC
2,850	Term Loan, 2.05%, Maturing February 13, 2015	2,796,563
Regal Cinemas Corp.
4,648	Term Loan, 3.79%, Maturing November 21, 2016	4,671,125
Revolution Studios Distribution Co., LLC
1,076	Term Loan, 4.01%, Maturing December 21, 2014	855,627
900	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(6)	378,000
Six Flags Theme Parks, Inc.
2,806	Term Loan, 6.00%, Maturing June 30, 2016	2,826,523
SW Acquisition Co., Inc.
2,010	Term Loan, 5.75%, Maturing June 1, 2016	2,026,771
Universal City Development Partners, Ltd.
2,822	Term Loan, 5.50%, Maturing November 6, 2014	2,849,410
Zuffa, LLC
1,952	Term Loan, 2.31%, Maturing June 19, 2015	1,890,005

		$43,368,569

Lodging and Casinos — 2.9%

Ameristar Casinos, Inc.
1,167	Term Loan, 3.54%, Maturing November 10, 2012	$1,168,854
Harrah’s Operating Co.
408	Term Loan, 3.29%, Maturing January 28, 2015	357,761
2,781	Term Loan, 3.29%, Maturing January 28, 2015	2,437,610
2,978	Term Loan, 9.50%, Maturing October 31, 2016	3,08

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Lodging and Casinos (continued)

Isle of Capri Casinos, Inc.
441	Term Loan, 5.00%, Maturing November 25, 2013	$437,243
599	Term Loan, 5.00%, Maturing November 25, 2013	593,765
1,498	Term Loan, 5.00%, Maturing November 25, 2013	1,484,410
Las Vegas Sands, LLC
170	Term Loan, Maturing May 23, 2014(3)	163,489
830	Term Loan, Maturing May 23, 2014(3)	796,928
396	Term Loan, 3.03%, Maturing November 23, 2016	372,496
1,352	Term Loan, 3.03%, Maturing November 23, 2016	1,272,276
LodgeNet Entertainment Corp.
1,942	Term Loan, 2.29%, Maturing April 4, 2014	1,846,543
Penn National Gaming, Inc.
1,002	Term Loan, 2.02%, Maturing October 3, 2012	998,323
Tropicana Entertainment, Inc.
191	Term Loan, 15.00%, Maturing December 29, 2012	212,832
VML US Finance, LLC
186	Term Loan, 4.80%, Maturing May 25, 2012	186,191
432	Term Loan, 4.80%, Maturing May 27, 2013	433,341
994	Term Loan, 4.80%, Maturing May 27, 2013	996,207

		$16,844,820

Nonferrous Metals / Minerals — 1.3%

Euramax International, Inc.
343	Term Loan, 10.00%, Maturing June 29, 2013	$329,366
325	Term Loan, 14.00%, Maturing June 29, 2013(2)	312,077
Fairmount Minerals, Ltd.
1,150	Term Loan, 6.27%, Maturing August 5, 2016	1,166,770
Noranda Aluminum Acquisition
769	Term Loan, 2.01%, Maturing May 18, 2014	757,606
Novelis, Inc.
688	Term Loan, 2.26%, Maturing July 6, 2014	684,697
1,513	Term Loan, 2.26%, Maturing July 7, 2014	1,506,438
Oxbow Carbon and Mineral Holdings
2,466	Term Loan, 2.29%, Maturing May 8, 2014	2,459,484

		$7,216,438

Oil and Gas — 2.8%

Big West Oil, LLC
1,207	Term Loan, 12.00%, Maturing July 23, 2015	$1,234,456
CITGO Petroleum Corp.
642	Term Loan, 8.00%, Maturing June 24, 2015	659,226
2,868	Term Loan, 9.00%, Maturing June 15, 2017	2,965,049
Crestwood Holdings, LLC
575	Term Loan, 10.50%, Maturing September 30, 2016	585,062
Dresser, Inc.
1,564	Term Loan, 2.53%, Maturing May 4, 2014	1,559,068
1,000	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	999,375
Dynegy Holdings, Inc.
369	Term Loan, 4.01%, Maturing April 2, 2013	361,137
5,623	Term Loan, 4.01%, Maturing April 2, 2013	5,498,669
SemGroup Corp.
654	Term Loan, 7.56%, Maturing November 30, 2012	659,134
Sheridan Production Partners I, LLC
121	Term Loan, 7.50%, Maturing April 20, 2017	121,607
198	Term Loan, 7.50%, Maturing April 20, 2017	199,093
1,493	Term Loan, 7.50%, Maturing April 20, 2017	1,502,499

		$16,344,375

Publishing — 6.2%

American Media Operations, Inc.
2,430	Term Loan, 10.00%, Maturing January 30, 2013(2)	$2,419,444
Aster Zweite Beteiligungs GmbH
1,850	Term Loan, 2.71%, Maturing September 27, 2013	1,741,313
GateHouse Media Operating, Inc.
649	Term Loan, 2.26%, Maturing August 28, 2014	236,751
1,522	Term Loan, 2.26%, Maturing August 28, 2014	555,454
748	Term Loan, 2.51%, Maturing August 28, 2014	273,174
Getty Images, Inc.
2,500	Term Loan, 5.25%, Maturing November 7, 2016	2,525,313
Lamar Media Corp.
985	Term Loan, 4.25%, Maturing December 30, 2016	993,613
Laureate Education, Inc.
496	Term Loan, 3.54%, Maturing August 17, 2014	467,458
3,312	Term Loan, 3.54%, Maturing August 17, 2014	3,122,593
1,485	Term Loan, 7.00%, Maturing August 31, 2014	1,482,680
MediaNews Group, Inc.
359	Term Loan, 8.50%, Maturing March 19, 2014	341,759
Merrill Communications, LLC
5,113	Term Loan, 8.50%, Maturing December 24, 2012	5,023,652
Nelson Education, Ltd.
473	Term Loan, 2.79%, Maturing July 5, 2014	423,155
Nielsen Finance, LLC
6,352	Term Loan, 2.25%, Maturing August 9, 2013	6,247,193
1,982	Term Loan, 4.00%, Maturing May 2, 2016	1,969,383
SGS International, Inc.
535	Term Loan, 3.78%, Maturing September 30, 2013	529,614
Source Interlink Companies, Inc.
905	Term Loan, 7.25%, Maturing June 18, 2013	863,808
562	Term Loan, 15.00%, Maturing March 18, 2014(2)(6)	353,875

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Source Media, Inc.
	1,089	Term Loan, 7.00%, Maturing November 8, 2011	$1,045,793
Trader Media Corp.
GBP	1,475	Term Loan, 2.58%, Maturing March 23, 2015	2,180,377
Xsys, Inc.
	1,642	Term Loan, 2.71%, Maturing September 27, 2013	1,545,071
	1,834	Term Loan, 2.71%, Maturing September 27, 2014	1,726,582

			$36,068,055

Radio and Television — 2.5%

Block Communications, Inc.
	905	Term Loan, 2.29%, Maturing December 22, 2011	$877,729
CMP KC, LLC
	956	Term Loan, 0.00%, Maturing May 3, 2011(6)(7)	274,426
Gray Television, Inc.
	737	Term Loan, 3.76%, Maturing December 31, 2014	718,953
HIT Entertainment, Inc.
	965	Term Loan, 5.54%, Maturing June 1, 2012	938,104
Live Nation Worldwide, Inc.
	2,612	Term Loan, 4.50%, Maturing November 7, 2016	2,609,676
Mission Broadcasting, Inc.
	593	Term Loan, 5.00%, Maturing September 30, 2016	593,263
New Young Broadcasting Holding Co., Inc.
	216	Term Loan, 8.00%, Maturing June 30, 2015	217,060
Nexstar Broadcasting, Inc.
	928	Term Loan, 5.01%, Maturing September 30, 2016	927,924
Raycom TV Broadcasting, LLC
	1,119	Term Loan, 1.81%, Maturing June 25, 2014	1,041,019
Univision Communications, Inc.
	1,942	Term Loan, 2.51%, Maturing September 29, 2014	1,847,562
	1,942	Term Loan, 4.51%, Maturing March 31, 2017	1,813,284
Weather Channel
	2,273	Term Loan, 5.00%, Maturing September 14, 2015	2,289,767

			$14,148,767

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	2,154	Term Loan, 2.04%, Maturing April 26, 2013	$2,122,059

			$2,122,059

Retailers (Except Food and Drug) — 3.8%

Amscan Holdings, Inc.
	523	Term Loan, 2.54%, Maturing May 25, 2013	$521,359
	1,750	Term Loan, Maturing December 4, 2017(3)	1,732,500
Educate, Inc.
	498	Term Loan - Second Lien, 8.51%, Maturing June 16, 2014	485,076
FTD, Inc.
	1,242	Term Loan, 6.75%, Maturing August 26, 2014	1,248,053
Harbor Freight Tools USA, Inc.
	994	Term Loan, 5.02%, Maturing February 24, 2016	994,809
Mapco Express, Inc.
	270	Term Loan, 6.50%, Maturing April 28, 2011	265,524
Michaels Stores, Inc.
	2,000	Term Loan, 2.56%, Maturing October 31, 2013	1,933,750
Neiman Marcus Group, Inc.
	3,412	Term Loan, 4.29%, Maturing April 6, 2015	3,353,516
Orbitz Worldwide, Inc.
	2,177	Term Loan, 3.27%, Maturing July 25, 2014	2,068,610
Oriental Trading Co., Inc.
	1,225	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(7)	38,281
Petco Animal Supplies, Inc.
	1,400	Term Loan, Maturing November 24, 2017(3)	1,405,075
Pilot Travel Centers, LLC
	1,162	Term Loan, 5.25%, Maturing June 30, 2016	1,179,175
Rent-A-Center, Inc.
	3	Term Loan, 2.04%, Maturing June 30, 2012	2,596
	622	Term Loan, 3.30%, Maturing March 31, 2015	623,930
Savers, Inc.
	1,343	Term Loan, 5.75%, Maturing March 11, 2016	1,348,287
Visant Corp.
	1,225	Term Loan, 7.00%, Maturing December 22, 2016	1,237,761
Vivarte
EUR	500	Term Loan, Maturing March 9, 2015(3)	547,210
EUR	500	Term Loan, Maturing March 8, 2016(3)	547,209
Yankee Candle Company, Inc. (The)
	2,522	Term Loan, 2.26%, Maturing February 6, 2014	2,472,371

			$22,005,092

Steel — 0.1%

Niagara Corp.
	786	Term Loan, 10.50%, Maturing June 29, 2014(2)(6)	$744,365

			$744,365

Surface Transport — 0.2%

Swift Transportation Co., Inc.
	1,092	Term Loan, 8.25%, Maturing May 9, 2014	$1,087,861

			$1,087,861

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount*
	(000’s omitted)	Borrower/Tranche Description	Value

Telecommunications — 5.0%

Alaska Communications Systems Holdings, Inc.
	2,075	Term Loan, 6.25%, Maturing October 15, 2016	$2,089,589
Asurion Corp.
	4,282	Term Loan, 3.26%, Maturing July 3, 2014	4,002,464
	2,000	Term Loan, 6.75%, Maturing March 31, 2015	1,976,786
CommScope, Inc.
	1,695	Term Loan, 2.79%, Maturing December 26, 2014	1,694,552
Intelsat Corp.
	3,499	Term Loan, 2.79%, Maturing January 3, 2014	3,436,782
	3,499	Term Loan, 2.79%, Maturing January 3, 2014	3,436,782
	3,501	Term Loan, 2.79%, Maturing January 3, 2014	3,437,843
Intelsat Subsidiary Holding Co.
	1,056	Term Loan, 2.79%, Maturing July 3, 2013	1,039,280
Macquarie UK Broadcast Ventures, Ltd.
GBP	828	Term Loan, 2.58%, Maturing December 1, 2014	1,097,876
MetroPCS Wireless
	997	Term Loan, Maturing November 4, 2016(3)	997,756
NTelos, Inc.
	1,984	Term Loan, 5.75%, Maturing August 7, 2015	1,996,145
Telesat Canada, Inc.
	157	Term Loan, 3.26%, Maturing October 31, 2014	156,206
	1,828	Term Loan, 3.26%, Maturing October 31, 2014	1,818,571
TowerCo Finance, LLC
	447	Term Loan, 6.00%, Maturing November 24, 2014	451,836
Windstream Corp.
	1,366	Term Loan, 3.04%, Maturing December 17, 2015	1,373,602

			$29,006,070

Utilities — 3.2%

AEI Finance Holding, LLC
	302	Revolving Loan, 3.48%, Maturing March 30, 2012	$296,529
	1,979	Term Loan, 3.29%, Maturing March 30, 2014	1,945,006
Astoria Generating Co.
	500	Term Loan - Second Lien, 4.04%, Maturing August 23, 2013	493,750
BRSP, LLC
	972	Term Loan, 7.50%, Maturing June 4, 2014	977,833
Calpine Corp.
	2,151	Term Loan, 3.17%, Maturing March 29, 2014	2,141,322
Covanta Energy Corp.
	261	Term Loan, 1.79%, Maturing February 10, 2014	255,216
	511	Term Loan, 1.81%, Maturing February 10, 2014	500,263
New Development Holdings, Inc.
	998	Term Loan, 7.00%, Maturing July 3, 2017	1,016,982
NRG Energy, Inc.
	287	Term Loan, 2.04%, Maturing February 1, 2013	284,796
	1	Term Loan, 3.64%, Maturing February 1, 2013	939
	1,361	Term Loan, 3.54%, Maturing August 31, 2015	1,364,191
	2,470	Term Loan, 3.54%, Maturing August 31, 2015	2,461,962
Pike Electric, Inc.
	857	Term Loan, 2.06%, Maturing July 2, 2012	816,658
	233	Term Loan, 2.06%, Maturing December 10, 2012	221,701
TXU Texas Competitive Electric Holdings Co., LLC
	990	Term Loan, 3.75%, Maturing October 10, 2014	767,154
	1,455	Term Loan, 3.75%, Maturing October 10, 2014	1,124,390
	3,813	Term Loan, 3.75%, Maturing October 10, 2014	2,956,296
Vulcan Energy Corp.
	1,082	Term Loan, 5.50%, Maturing September 29, 2015	1,089,775

			$18,714,763

Total Senior Floating-Rate Interests
(identified cost $815,781,854)			$805,133,833

Corporate Bonds & Notes — 10.7%

	Principal
	Amount*
	(000’s omitted)	Security	Value

Aerospace and Defense — 0.2%

International Lease Finance Corp., Sr. Notes
	400	6.50%, 9/1/14(8)	$421,000
	400	6.75%, 9/1/16(8)	424,000
	400	7.125%, 9/1/18(8)	425,000

			$1,270,000

Automotive — 0.2%

Allison Transmission, Inc.
	25	11.00%, 11/1/15(8)	$27,188
	670	11.25%, 11/1/15(2)(8)	733,650
American Axle & Manufacturing Holdings, Inc., Sr. Notes
	150	9.25%, 1/15/17(8)	166,500
Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	99,550

			$1,026,888

Broadcast Radio and Television — 0.5%

Clear Channel Communications, Inc., Sr. Notes
	1,000	6.25%, 3/15/11	1,000,000

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Security	Value

Broadcast Radio and Television (continued)

Entravision Communications, Sr. Notes
	1,000	8.75%, 8/1/17(8)	$1,050,000
Rainbow National Services, LLC, Sr. Sub. Notes
	335	10.375%, 9/1/14(8)	349,656
XM Satellite Radio Holdings, Inc.
	480	13.00%, 8/1/13(8)	564,000

			$2,963,656

Building and Development — 0.8%

AMO Escrow Corp., Sr. Notes
	2,150	11.50%, 12/15/17(8)	$2,150,000
Grohe Holding GmbH, Variable Rate
EUR	2,000	3.857%, 1/15/14(9)	2,453,316

			$4,603,316

Business Equipment and Services — 0.7%

Brocade Communications Systems, Inc., Sr. Notes
	40	6.625%, 1/15/18	$42,400
	40	6.875%, 1/15/20	43,000
Education Management, LLC, Sr. Notes
	445	8.75%, 6/1/14	455,569
Education Management, LLC, Sr. Sub. Notes
	97	10.25%, 6/1/16	99,425
MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(8)	155,700
RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	832,500
Softlayer Tech, Inc.
	725	7.75%, 11/5/16	728,852
SunGard Data Systems, Inc., Sr. Notes
	1,380	10.625%, 5/15/15	1,504,200
Ticketmaster Entertainment, Inc.
	220	10.75%, 8/1/16	239,800

			$4,101,446

Cable and Satellite Television — 0.5%

Virgin Media Finance PLC, Sr. Notes
	2,500	6.50%, 1/15/18	$2,653,125

			$2,653,125

Chemicals and Plastics — 0.1%

CII Carbon, LLC
	195	11.125%, 11/15/15(8)	$209,625
INEOS Group Holdings PLC, Sr. Sub. Notes
	345	8.50%, 2/15/16(8)	301,013
Reichhold Industries, Inc., Sr. Notes
	310	9.00%, 8/15/14(8)	278,225
Wellman Holdings, Inc., Sr. Sub. Notes
	158	5.00%, 1/29/19(2)(6)	0

			$788,863

Conglomerates — 0.0%(10)

RBS Global & Rexnord Corp.
	175	11.75%, 8/1/16	$185,500

			$185,500

Containers and Glass Products — 0.3%

Berry Plastics Corp., Sr. Notes, Variable Rate
	1,000	5.039%, 2/15/15	$960,000
Intertape Polymer US, Inc., Sr. Sub. Notes
	865	8.50%, 8/1/14	726,600

			$1,686,600

Cosmetics / Toiletries — 0.3%

Revlon Consumer Products Corp.
	1,420	9.75%, 11/15/15(8)	$1,498,100

			$1,498,100

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	875	3.039%, 10/15/13	$830,156

			$830,156

Equipment Leasing — 0.0%(10)

Hertz Corp.
	60	8.875%, 1/1/14	$61,275
	95	10.50%, 1/1/16	100,225

			$161,500

Financial Intermediaries — 0.5%

Ford Motor Credit Co., Sr. Notes
	2,250	12.00%, 5/15/15	$2,788,726
	260	8.00%, 12/15/16	285,987

			$3,074,713

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Food Products — 0.2%

Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	$1,135,000

		$1,135,000

Food Service — 0.2%

NPC International, Inc., Sr. Sub. Notes
280	9.50%, 5/1/14	$287,000
U.S. Foodservice, Inc., Sr. Notes
940	10.25%, 6/30/15(8)	958,800

		$1,245,800

Food / Drug Retailers — 0.1%

General Nutrition Center, Sr. Notes, Variable Rate
245	5.75%, 3/15/14(2)	$238,875
General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	436,450

		$675,325

Forest Products — 0.0%(10)

Verso Paper Holdings, LLC/Verso Paper, Inc.
255	11.375%, 8/1/16	$250,219

		$250,219

Health Care — 1.0%

Accellent, Inc., Sr. Notes
180	8.375%, 2/1/17	$182,700
Biomet, Inc.
125	10.375%, 10/15/17(2)	136,875
600	11.625%, 10/15/17	664,500
DJO Finance, LLC/DJO Finance Corp.
240	10.875%, 11/15/14(8)	262,800
HCA, Inc.
145	9.25%, 11/15/16	155,512
Medassets, Inc.
1,050	5.25%, 11/15/16	1,057,219
National Mentor Holdings, Inc.
330	11.25%, 7/1/14	335,362
Res-Care, Inc., Sr. Notes
125	7.75%, 10/15/13	127,344
US Oncology, Inc.
1,915	10.75%, 8/15/14	1,991,600

		$4,913,912

Industrial Equipment — 0.4%

CEVA Group PLC, Sr. Notes
205	11.50%, 4/1/18(8)	$219,350
Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	218,762
ESCO Corp., Sr. Notes
660	8.625%, 12/15/13(8)	688,466
Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,157,500

		$2,284,078

Insurance — 0.1%

Alliant Holdings I, Inc.
115	11.00%, 5/1/15(8)	$119,313
HUB International Holdings, Inc., Sr. Notes
140	9.00%, 12/15/14(8)	140,700
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	4.161%, 11/15/14(8)	98,900

		$358,913

Leisure Goods / Activities/Movies — 0.3%

AMC Entertainment, Inc.
760	11.00%, 2/1/16	$809,400
AMC Entertainment, Inc., Sr. Notes
85	8.75%, 6/1/19	90,737
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(6)(7)(8)	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(6)(7)(8)	0
Marquee Holdings, Inc., Sr. Disc. Notes
390	12.00%, 8/15/14	322,725
Royal Caribbean Cruises, Sr. Notes
40	6.875%, 12/1/13	42,800
105	7.00%, 6/15/13	111,300
25	7.25%, 6/15/16	27,250
50	7.25%, 3/15/18	53,875

		$1,458,087

Lodging and Casinos — 0.7%

Buffalo Thunder Development Authority
535	9.375%, 12/15/14(7)(8)	$144,450
CCM Merger, Inc.
105	8.00%, 8/1/13(8)	101,325
Chukchansi EDA, Sr. Notes, Variable Rate
310	3.943%, 11/15/12(8)	204,600

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Lodging and Casinos (continued)

Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(7)(8)	$4,305
Harrah’s Operating Co., Inc., Sr. Notes
1,000	11.25%, 6/1/17	1,095,000
Inn of the Mountain Gods Resort & Casino, Sr. Notes
565	12.00%, 11/15/10(5)	230,944
Majestic HoldCo, LLC
150	12.50%, 10/15/11(7)(8)	17
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	146,025
240	7.125%, 8/15/14	168,000
260	6.875%, 2/15/15	175,500
Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	1,082,500
San Pasqual Casino
125	8.00%, 9/15/13(8)	124,375
Seminole Hard Rock Entertainment, Variable Rate
195	2.792%, 3/15/14(8)	174,037
Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(8)	322,575
Waterford Gaming, LLC, Sr. Notes
275	8.625%, 9/15/14(6)(8)	177,347

		$4,151,000

Nonferrous Metals / Minerals — 0.1%

Teck Resources, Ltd., Sr. Notes
335	10.75%, 5/15/19	$436,147

		$436,147

Oil and Gas — 0.6%

Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17	$1,095,000
335	8.50%, 12/15/19	370,175
Compton Petroleum Finance Corp.
165	10.00%, 9/15/17	138,759
Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	56,925
El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	263,753
Forbes Energy Services, Sr. Notes
325	11.00%, 2/15/15	323,375
McJunkin Red Man Corp., Sr. Notes
1,000	9.50%, 12/15/16(8)	915,000
OPTI Canada, Inc., Sr. Notes
55	8.25%, 12/15/14	38,500
Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	151,875
Petroplus Finance, Ltd.
160	7.00%, 5/1/17(8)	138,400
Quicksilver Resources, Inc., Sr. Notes
135	11.75%, 1/1/16	155,587
SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	66,300

		$3,713,649

Publishing — 0.4%

Laureate Education, Inc.
1,100	10.00%, 8/15/15(8)	$1,130,250
1,312	10.25%, 8/15/15(2)(8)	1,331,679
Nielsen Finance, LLC
80	12.50%, (0.00% until 8/1/11), 8/1/16	81,200

		$2,543,129

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$195,975
Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	326,025
100	7.375%, 6/1/14	105,250
220	8.00%, 6/1/15	235,950
500	8.00%, 2/1/18	540,000

		$1,403,200

Retailers (Except Food and Drug) — 0.6%

Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$460,687
Neiman Marcus Group, Inc.
718	9.00%, 10/15/15	750,351
Sally Holdings, LLC, Sr. Notes
670	9.25%, 11/15/14	700,150
510	10.50%, 11/15/16	553,350
Toys “R” Us
1,000	10.75%, 7/15/17	1,130,000

		$3,594,538

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Steel — 0.0%(10)

RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14(7)	$4,950

		$4,950

Surface Transport — 0.0%(10)

Teekay Corp., Sr. Notes
70	8.50%, 1/15/20	$76,650

		$76,650

Telecommunications — 0.6%

Avaya, Inc., Sr. Notes
1,000	9.75%, 11/1/15	$997,500
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	533,125
Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	966,375
NII Capital Corp.
335	10.00%, 8/15/16	373,525
Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	659,325

		$3,529,850

Utilities — 0.9%

Calpine Corp., Sr. Notes
5,100	7.50%, 2/15/21(8)	$5,036,250
NGC Corp.
430	7.625%, 10/15/26	260,150
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	20,100

		$5,316,500

Total Corporate Bonds & Notes
(identified cost $63,481,719)		$61,934,810

Asset-Backed Securities — 0.7%

Principal
Amount
(000’s omitted)	Security	Value

$462	Alzette European CLO SA, Series 2004-1A, Class E2, 6.792%, 12/15/20(11)	$308,136
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.234%, 2/24/19(8)(11)	391,617
753	Babson Ltd., Series 2005-1A, Class C1, 2.239%, 4/15/19(8)(11)	497,083
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.339%, 1/15/19(8)(11)	569,770
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.793%, 3/8/17(11)	718,623
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(11)	502,224
707	Comstock Funding Ltd., Series 2006-1A, Class D, 4.549%, 5/30/20(8)(11)	479,268
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.588%, 7/27/16(8)(11)	814,338

Total Asset-Backed Securities
(identified cost $6,065,165)		$4,281,059

Common Stocks — 1.7%

Shares	Security	Value

Automotive — 0.4%

20,780	Dayco Products, LLC(12)(13)	$1,028,610
35,798	Hayes Lemmerz International, Inc.(12)(13)	1,351,374

		$2,379,984

Building and Development — 0.1%

280	Panolam Holdings Co.(6)(12)(14)	$222,631
569	United Subcontractors, Inc.(6)(12)(13)	58,722

		$281,353

Chemicals and Plastics — 0.0%

146	Wellman Holdings, Inc.(6)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(10)

357,266	MEGA Brands, Inc.(12)	$217,754

		$217,754

Food Service — 0.0%(10)

25,547	Buffets, Inc.(12)	$89,415

		$89,415

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares	Security	Value

Lodging and Casinos — 0.1%

83	Greektown Superholdings, Inc.(12)	$6,142
37,016	Tropicana Entertainment, Inc.(12)(13)	545,986

		$552,128

Nonferrous Metals / Minerals — 0.1%

701	Euramax International, Inc.(12)(13)	$220,878

		$220,878

Oil and Gas — 0.0%(10)

1,565	SemGroup Corp.(12)	$40,878

		$40,878

Publishing — 0.8%

313	Dex One Corp.(12)	$1,487
4,429	Ion Media Networks, Inc.(12)(13)	1,993,050
29,104	MediaNews Group, Inc.(12)(13)	552,977
85,127	Reader’s Digest Association, Inc. (The)(12)(13)	1,808,949
2,290	Source Interlink Companies, Inc.(6)(12)(13)	37,441
10,855	SuperMedia, Inc.(12)	49,065

		$4,442,969

Radio and Television — 0.1%

355	New Young Broadcasting Holding Co., Inc.(12)(13)	$736,802

		$736,802

Steel — 0.1%

13,108	KNIA Holdings, Inc.(6)(12)(13)	$154,669
22,100	RathGibson Acquisition Co., LLC(6)(12)(14)	518,024

		$672,693

Total Common Stocks
(identified cost $6,240,590)		$9,634,854

Warrants — 0.0%(10)

Shares	Security	Value

Oil and Gas — 0.0%(10)

1,647	SemGroup Corp., Expires 11/30/14(12)	$12,352

		$12,352

Publishing — 0.0%

1,609	Reader’s Digest Association, Inc. (The), Expires 2/19/14(6)(12)(13)	$0

		$0

Radio and Television — 0.0%(10)

4	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	$8,302

		$8,302

Total Warrants
(identified cost $6,891)		$20,654

Short-Term Investments — 5.6%

Interest/ Principal
Amount
(000’s Omitted)	Description	Value

$30,379	Eaton Vance Cash Reserves Fund, LLC, 0.22%(15)	$30,378,607
2,036	State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/10	2,035,782

Total Short-Term Investments
(identified cost $32,414,389)		$32,414,389

Total Investments — 158.1%
(identified cost $923,990,608)		$913,419,599

Less Unfunded Loan Commitments — 0.0%(10)		$(238,295)

Net Investments — 158.1%
(identified cost $923,752,313)		$913,181,304

Other Assets, Less Liabilities — (44.2)%		$(255,503,518)

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (13.9)%		$(80,041,396)

Net Assets Applicable to Common Shares — 100.0%		$577,636,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR - Euro

GBP - British Pound Sterling

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	This Senior Loan will settle after November 30, 2010, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2010, the aggregate value of these securities is $27,381,797 or 4.7% of the Trust’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2010.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security (See Note 8).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the six months ended November 30, 2010 was $19,245.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of November 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $893,373,706)	$882,802,697
Affiliated investment, at value (identified cost, $30,378,607)	30,378,607
Foreign currency, at value (identified cost, $2,407,453)	2,387,438
Interest and dividends receivable	4,964,067
Interest receivable from affiliated investment	4,212
Receivable for investments sold	5,046,091
Receivable for open forward foreign currency exchange contracts	796,208
Receivable from the transfer agent	106,004
Prepaid expenses	132,033
Other assets	9,547

Total assets	$926,626,904

Liabilities

Notes payable	$238,000,000
Payable for investments purchased	29,986,033
Payable to affiliates:
Investment adviser fee	479,443
Trustees’ fees	5,298
Accrued expenses	478,344

Total liabilities	$268,949,118

Auction preferred shares (3,200 shares outstanding) at liquidation value plus cumulative unpaid dividends	$80,041,396

Net assets applicable to common shares	$577,636,390

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,442,168 shares issued and outstanding	$374,422
Additional paid-in capital	715,335,594
Accumulated net realized loss	(130,921,084)
Accumulated undistributed net investment income	2,639,312
Net unrealized depreciation	(9,791,854)

Net assets applicable to common shares	$577,636,390

Net Asset Value Per Common Share

($577,636,390 ÷ 37,442,168 common shares issued and outstanding)	$15.43

Statement of Operations

For the Six Months Ended
November 30, 2010

Investment Income

Interest	$23,729,367
Dividends	183,190
Interest allocated from affiliated investment	19,728
Expenses allocated from affiliated investment	(483)

Total investment income	$23,931,802

Expenses

Investment adviser fee	$3,322,528
Trustees’ fees and expenses	16,393
Custodian fee	145,033
Transfer and dividend disbursing agent fees	10,739
Legal and accounting services	331,566
Printing and postage	49,211
Interest expense and fees	1,969,674
Preferred shares service fee	57,660
Miscellaneous	81,186

Total expenses	$5,983,990

Deduct —
Reduction of investment adviser fee	$476,448
Reduction of custodian fee	38

Total expense reductions	$476,486

Net expenses	$5,507,504

Net investment income	$18,424,298

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(8,650,643)
Investment transactions allocated from affiliated investment	502
Foreign currency and forward foreign currency exchange contract transactions	(3,904,950)

Net realized loss	$(12,555,091)

Change in unrealized appreciation (depreciation) —
Investments	$33,247,641
Foreign currency and forward foreign currency exchange contracts	1,175,632

Net change in unrealized appreciation (depreciation)	$34,423,273

Net realized and unrealized gain	$21,868,182

Distributions to preferred shareholders

From net investment income	$(624,117)

Net increase in net assets from operations	$39,668,363

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	November 30, 2010	Year Ended
in Net Assets	(Unaudited)	May 31, 2010

From operations —
Net investment income	$18,424,298	$37,701,615
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(12,555,091)	(21,518,286)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	34,423,273	150,975,117
Distributions to preferred shareholders —
From net investment income	(624,117)	(1,640,529)

Net increase in net assets from operations	$39,668,363	$165,517,917

Distributions to common shareholders —
From net investment income	$(19,195,802)	$(35,216,021)

Total distributions to common shareholders	$(19,195,802)	$(35,216,021)

Capital share transactions —
Reinvestment of distributions to common shareholders	$552,974	$409,852

Net increase in net assets from capital share transactions	$552,974	$409,852

Net increase in net assets	$21,025,535	$130,711,748

Net Assets Applicable to Common Shares

At beginning of period	$556,610,855	$425,899,107

At end of period	$577,636,390	$556,610,855

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$2,639,312	$4,034,933

Statement of Cash Flows

Six Months Ended
Cash Flows From	November 30, 2010
Operating Activities	(Unaudited)

Net increase in net assets from operations	$39,668,363
Distributions to preferred shareholders	624,117

Net increase in net assets from operations excluding distributions to preferred shareholders	$40,292,480
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(149,350,472)
Investments sold and principal repayments	164,646,802
Increase in short-term investments, net	(22,764,603)
Net amortization/accretion of premium (discount)	(3,419,312)
Amortization of renewal fee on notes payable	183,904
Decrease in interest and dividends receivable	273,230
Increase in interest receivable from affiliated investment	(1,572)
Increase in receivable for investments sold	(1,062,669)
Increase in receivable for open forward foreign currency exchange contracts	(796,208)
Increase in receivable from the transfer agent	(106,004)
Decrease in prepaid expenses	3,242
Increase in other assets	(2,316)
Increase in payable for investments purchased	16,157,399
Decrease in payable for open forward foreign currency exchange contracts	(393,842)
Increase in payable to affiliate for investment adviser fee	28,526
Increase in payable to affiliate for Trustees’ fees	498
Decrease in accrued expenses	(34,535)
Decrease in unfunded loan commitments	(29,395)
Net change in unrealized (appreciation) depreciation from investments	(33,247,641)
Net realized loss from investments	8,650,643

Net cash provided by operating activities	$19,028,155

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(18,642,828)
Cash distributions to preferred shareholders	(603,892)
Proceeds from notes payable	7,000,000
Repayment of notes payable	(7,000,000)

Net cash used in financing activities	$(19,246,720)

Net decrease in cash*	$(218,565)

Cash at beginning of period(1)	$2,606,003

Cash at end of period(1)	$2,387,438

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$552,974
Cash paid for interest and fees on borrowings	$1,805,861

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(42,034).

(1)	Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended May 31,
	November 30, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$14.880		$11.390	$16.280	$18.980	$18.910	$18.840

Income (Loss) From Operations

Net investment income(1)	$0.492		$1.008	$1.136	$2.002	$2.174	$1.833
Net realized and unrealized gain (loss)	0.588		3.468	(4.917)	(2.701)	0.114	0.087
Distributions to preferred shareholders
From net investment income(1)	(0.017)		(0.044)	(0.111)	(0.575)	(0.601)	(0.463)

Total income (loss) from operations	$1.063		$4.432	$(3.892)	$(1.274)	$1.687	$1.457

Less Distributions to Common Shareholders

From net investment income	$(0.513)		$(0.942)	$(0.868)	$(1.417)	$(1.617)	$(1.387)
Tax return of capital	—		—	(0.130)	(0.009)	—	—

Total distributions to common shareholders	$(0.513)		$(0.942)	$(0.998)	$(1.426)	$(1.617)	$(1.387)

Net asset value — End of period (Common shares)	$15.430		$14.880	$11.390	$16.280	$18.980	$18.910

Market value — End of period (Common shares)	$16.190		$14.350	$10.330	$15.130	$19.480	$17.950

Total Investment Return on Net Asset Value(2)	7.28	%(3)	40.07%	(22.80)%	(6.31)%	9.45%	8.50%

Total Investment Return on Market Value(2)	16.73	%(3)	48.94%	(24.66)%	(15.15)%	18.34%	7.38%

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended May 31,
November 30, 2010
(Unaudited)	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$577,636	$556,611	$425,899	$608,310	$708,775	$705,175
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.25	%(6)	1.15%	1.24%	1.22%	1.14%	1.15%
Interest and fee expense(7)	0.70	%(6)	0.59%	2.00%	0.12%	—	—
Total expenses	1.95	%(6)	1.74%	3.24%	1.34%	1.14%	1.15%
Net investment income	6.54	%(6)	7.20%	9.71%	11.68%	11.50%	9.67%
Portfolio Turnover	17	%(3)	43%	16%	36%	58%	51%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.80	%(6)	0.73%	0.71%	0.73%	0.71%	0.71%
Interest and fee expense(7)	0.44	%(6)	0.38%	1.15%	0.07%	—	—
Total expenses	1.24	%(6)	1.11%	1.86%	0.80%	0.71%	0.71%
Net investment income	4.16	%(6)	4.61%	5.57%	6.96%	7.11%	5.99%

Senior Securities:
Total notes payable outstanding (in 000’s)	$238,000	$238,000	$96,000	$290,000	$—	$—
Asset coverage per $1,000 of notes payable(8)	$3,763	$3,675	$6,947	$3,598	$—	$—
Total preferred shares outstanding	3,200	3,200	5,800	5,800	17,400	17,400
Asset coverage per preferred share	$70,415	(9)	$68,760	(9)	$69,183	(9)	$59,955	(9)	$65,741	(10)	$65,535	(10)
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 10).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payables and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 282%, 275%, 277% and 240% at November 30, 2010, and at May 31, 2010, 2009 and 2008, respectively.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 31, 2010, the Trust, for federal income tax purposes, had a capital loss carryforward of $104,940,604 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2013 ($1,477,364), May 31, 2014 ($5,274,046), May 31, 2015 ($431,997), May 31, 2016 ($3,161,472), May 31, 2017 ($53,628,558) and May 31, 2018 ($40,967,167).

Additionally, at May 31, 2010, the Trust had a net capital loss of $12,895,147 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Trust’s taxable year ending May 31, 2011.

As of November 30, 2010, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2010, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to November 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on September 16, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B and Series C, and approximately monthly for Series D and Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is the greater of 1) 125% of LIBOR at the date of the auction or 2) LIBOR at the date of the auction plus 1.25%.

The number of APS issued and outstanding as of November 30, 2010 is as follows:

APS Issued and Outstanding

Series A	640
Series B	640
Series C	640
Series D	640
Series E	640

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2010, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Accrued to APS	Dividend	Rate
	November 30, 2010	Shareholders	Rates	Ranges

Series A	1.50%	$124,322	1.55%	1.50%–1.58%
Series B	1.50%	$124,291	1.55%	1.50%–1.58%
Series C	1.50%	$124,262	1.55%	1.50%–1.58%
Series D	1.51%	$125,621	1.57%	1.51%–1.60%
Series E	1.51%	$125,621	1.57%	1.51%–1.60%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of November 30, 2010.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2010, the Trust’s investment adviser fee totaled $3,322,528. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Trust concluded its first full six years of operations on June 29, 2010. Pursuant to this agreement, EVM waived $476,448 of its investment adviser fee for the six months ended November 30, 2010.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $149,350,472 and $164,646,802, respectively, for the six months ended November 30, 2010.

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended November 30, 2010 and the year ended May 31, 2010 were 36,597 and 27,221, respectively.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$924,713,545

Gross unrealized appreciation	$18,843,913
Gross unrealized depreciation	(30,376,154)

Net unrealized depreciation	$(11,532,241)

8   Restricted Securities

At November 30, 2010, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks

Panolam Holdings Co.	12/30/09	280	$153,860	$222,631
RathGibson Acquisition Co., LLC	6/14/10	22,100	117,286	518,024

Total Restricted Securities			$271,146	$740,655

9   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Appreciation

12/31/10	British Pound Sterling 397,486	United States Dollar 629,964	State Street Bank and Trust Company	$11,809
12/31/10	British Pound Sterling 11,204,611	United States Dollar 17,496,785	State Street Bank and Trust Company	71,828
12/31/10	Euro 541,733	United States Dollar 729,108	State Street Bank and Trust Company	25,975
12/31/10	Euro 24,186,806	United States Dollar 32,079,445	State Street Bank and Trust Company	686,596

				$796,208

At November 30, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2010, the maximum amount of loss the Fund would incur due to counterparty risk was $796,208, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative

Forward foreign currency exchange contracts	$796,208	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$(4,042,138)	$1,190,050

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2010, which is indicative of the volume of this derivative type, was approximately $49,577,000.

10   Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $250 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 30, 2010, the Trust paid an up-front fee of $375,000, which is being amortized to interest expense through March 29, 2011, the termination date of the Agreement. The unamortized balance at November 30, 2010 is approximately $126,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2010, the Trust had borrowings outstanding under the Agreement of $238,000,000 at an interest rate of 1.25%. The carrying amount of the borrowings at November 30, 2010 approximated its fair value. For the six months ended November 30, 2010, the average borrowings under the Agreement and the average interest rate (annualized) were $241,710,383 and 1.32%, respectively.

11   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12   Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance Floating-Rate Income Trust as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$801,947,717	$2,947,821	$804,895,538
Corporate Bonds & Notes	—	61,757,463	177,347	61,934,810
Asset-Backed Securities	—	4,281,059	—	4,281,059
Common Stocks	309,184	8,334,183	991,487	9,634,854
Warrants	—	20,654	0	20,654
Short-Term Investments	—	32,414,389	—	32,414,389

Total Investments	$309,184	$908,755,465	$4,116,655	$913,181,304

Forward Foreign Currency Exchange Contracts	$—	$796,208	$—	$796,208

Total	$309,184	$909,551,673	$4,116,655	$913,977,512

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments in	Investments
	Floating-	Corporate	in Common
	Rate	Bonds &	Stocks and
	Interests	Notes	Warrants	Total

Balance as of May 31, 2010	$1,057,240	$427,089	$1,793,084	$3,277,413
Realized gains (losses)	(10)	457	2,015	2,462
Change in net unrealized appreciation (depreciation)*	(402,097)	(123,412)	603,726	78,217
Net purchases (sales)	5,333	(14,614)	115,271	105,990
Accrued discount (premium)	101,134	9,102	—	110,236
Net transfers to (from) Level 3**	2,186,221	(121,275)	(1,522,609)	542,337

Balance as of November 30, 2010	$2,947,821	$177,347	$991,487	$4,116,655

Change in net unrealized appreciation (depreciation) on investments still held as of November 30, 2010*	$(402,097)	$(128,686)	$603,726	$72,943

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period.

14   Legal Proceedings

In May 2010, the Trust received a demand letter from a law firm on behalf of a putative common shareholder. The demand letter alleged that Eaton Vance Management and the Trustees and officers of the Trust breached their fiduciary duty to the Trust in connection with redemption by the Trust of its auction preferred securities following the collapse of auction markets in February 2008. The letter demanded that the Board of Trustees of the Trust take certain action to remedy those alleged breaches. In August 2010, following a thorough investigation conducted by the independent Trustees of the Trust, the Board of Trustees of the Trust (including all of the independent Trustees) rejected the demands set forth in the demand letter.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and subadvisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Floating-Rate Income Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in and, where relevant, restructuring senior secured floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Floating-Rate Income Trust

OFFICERS AND TRUSTEES

Officers
Scott H. Page
President

Michael B. Botthof
Vice President

Ralph H. Hinckley, Jr.
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

Investment Adviser and Administrator of
Eaton Vance Floating-Rate Income Trust
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Floating-Rate Income Trust
Two International Place
Boston, MA 02110

2224-1/11	CE-FLRINCSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	January 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 11, 2011

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	January 11, 2011